LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Supplemental cash flow information of lease
Supplemental cash flow information related to leases were as follows (RMB in millions):

	2021	2022

Cash paid for the rentals included in the lease liabilities	507	436
Right-of-use assets obtained in exchange for operating lease liabilities	455	520

Schedule of supplemental consolidated balance sheet information

	2021	2022
Right-of-use assets	777	819
Current lease liabilities included within Other payables and accruals	363	274
Long-term lease liabilities	400	534

Total lease liabilities	763	808

Weighted average remaining lease term	2 years	5 y ears
Weighted average discount rate	5.4%	4.4%

Schedule of maturities of lease liabilities

As of December 31,2022

2023	348
2024	174
2025	94
2026	71
2027	35
Thereafter	197

Total operating lease payments	919
Less: imputed interest	(111)

Total	808